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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               ----------
This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Cincinnati Life Insurance Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-10754

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth S. Miller
Title:   Sr. Vice President
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Kenneth S. Miller              Fairfield, Ohio              February 9, 2007
---------------------   -------------------------------------   ----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                1

Form 13F Information Table Entry Total          29

Form 13F Information Table Value Total     502,241
                                        (thousands)

List of Other Included Managers

No.   File No.    Name

01    028-10798   Cincinnati Financial Corporation


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
COLUMN 1                          COLUMN 2     COLUMN 3 COLUMN 4    COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8
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                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP   [x$1000]  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE   SHARED  NONE
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN             COMMON          01881G106  100,613 1,251,400  SH      SHARED        01      -- 1,251,400   --
DEVELOPERS DIVERSIFIED REALTY COMMON          251591103   28,328   450,000  SH      SHARED        01      --   450,000   --
DUKE ENERGY CORP              COMMON          26441C105   27,847   838,500  SH      SHARED        01      --   838,500   --
DUKE REALTY CORP              COMMON          264411505   20,450   500,000  SH      SHARED        01      --   500,000   --
EXXON MOBIL CORPORATION       COMMON          30231G102   31,112   406,000  SH      SHARED        01      --   406,000   --
FIFTH THIRD BANCORP           COMMON          316773100   42,409 1,036,125  SH      SHARED        01      -- 1,036,125   --
FIRST MERIT CORPORATION       COMMON          337915102    2,414   100,000  SH      SHARED        01      --   100,000   --
FORTUNE BRANDS INC            COMMON          349631101    8,539   100,000  SH      SHARED        01      --   100,000   --
GENERAL ELECTRIC CO           COMMON          369604103    3,721   100,000  SH      SHARED        01      --   100,000   --
GLIMCHER REALTY TRUST         COMMON          379302102   24,039   900,000  SH      SHARED        01      --   900,000   --
JOHNSON & JOHNSON             COMMON          478160104    8,253   125,000  SH      SHARED        01      --   125,000   --
KAMAN CORP CV DEB             CONVERTIBLE DEB 483548AC7    2,061 2,016,101 PRN      SHARED        01      --        --   --
KELLWOOD CORP                 CONVERTIBLE DEB 488044AF5    1,734 1,850,000 PRN      SHARED        01      --        --   --
LINCOLN NATIONAL CORP         COMMON          534187109    9,960   150,000  SH      SHARED        01      --   150,000   --
NATIONAL CITY CORPORATION     COMMON          635405103   58,790 1,608,032  SH      SHARED        01      -- 1,608,032   --
NATIONAL RETAIL PPTYS INC     COMMON          637417106   16,868   735,000  SH      SHARED        01      --   735,000   --
PARTNERRE LTD                 COMMON          G6852T105    3,397    47,828  SH      SHARED        01      --    47,828   --
PFIZER INC                    COMMON          717081103    7,861   303,500  SH      SHARED        01      --   303,500   --
PIEDMONT NATURAL GAS          COMMON          720186105      546    20,400  SH      SHARED        01      --    20,400   --
PNC FINANCIAL SERVICES GROUP  COMMON          693475105   18,073   244,100  SH      SHARED        01      --   244,100   --
PROCTER & GAMBLE CORPORATION  COMMON          742718109    6,748   105,000  SH      SHARED        01      --   105,000   --
PRUDENTIAL PLC                PREFERRED       G7293H189    2,544   100,000  SH      SHARED        01      --         -   --
SKY FINANCIAL GROUP INC       COMMON          83080P103    8,730   305,900  SH      SHARED        01      --   305,900   --
SYSCO CORP                    COMMON          871829107      919    25,000  SH      SHARED        01      --    25,000   --
U S BANCORP                   COMMON          902973304    9,048   250,000  SH      SHARED        01      --   250,000   --
WACHOVIA CORP                 COMMON          929903102    2,278    40,000  SH      SHARED        01      --    40,000   --
WELLS FARGO & CO              COMMON          949746101   27,026   760,000  SH      SHARED        01      --   760,000   --
WORLD COLOR PRESS INC CV DEB  CONVERTIBLE DEB 981443AA2    2,475 2,500,000 PRN      SHARED        01      --        --   --
WYETH                         COMMON          983024100   25,460   500,000  SH      SHARED        01      --   500,000   --
                                                         -------
                                                         502,241
                                                         =======
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